Financial assets and liabilities - Summary of Borrowings (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Borrowings
Borrowing arrangements	$ 81,919	$ 81,919
Less: transaction costs	(8,541)	(8,247)
Amortization of carrying amount, net of payments made	29,544	22,962
Current	5,938	5,017
Non-current	96,984	91,617
Borrowings	$ 102,922	$ 96,634